N-4	Nov. 15, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Nov. 15, 2023
Amendment Flag	false
Lincoln Investor Advantage Pro [Member]
Prospectus:
Ongoing Fees and Expenses [Table Text Block]

Important Information About Your Contract – The minimum annual fee stated on the Minimum and Maximum Annual Fee Table is changed from 0.40% to 0.30%. As such, the following line item replaces the current line item beginning November 20, 2023:

	Minimum	Maximum
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%	2.75%

Optional Benefits Minimum [Percent]	0.30%
Optional Benefits Maximum [Percent]	2.75%
Item 4. Fee Table [Text Block]

Fee Tables – Annual Contract Expenses – Optional Benefit Expenses. The Current Annual Charge for the Earnings Optimizer Death Benefit is restated in the chart below and will apply to new contracts purchased on and after November 20, 2023. The line items for the Earnings Optimizer Death Benefit charge are replaced with the following entries:

All Share Classes
Earnings Optimizer Death Benefit Charge
Guaranteed Maximum Annual Charge
Age at Issue – 1-69	1.40%
Age at Issue – 70-75	1.70%
Current Annual Charge
Age at Issue – 1-69*	0.30%
Age at Issue – 70-75	0.70%

*The current annual charge is 0.40% for contracts purchased prior to November 20, 2023.

Item 10. Benefits Available (N-4) [Text Block]

Benefits Available Under the Contract – i4LIFE® Advantage. The following discussion outlines changes made to the i4LIFE® Advantage section of your prospectus.

Access Period. The first row of the Minimum Access Period table is deleted and replaced with the following two new rows:

	MINIMUM ACCESS PERIOD	MAXIMUM ACCESS PERIOD
i4LIFE® Advantage (without a Guaranteed Income Benefit) for new elections on and after November 20, 2023	10 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
i4LIFE® Advantage (without a Guaranteed Income Benefit) for elections prior to November 20, 2023	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts

Regular Income Payments during the Access Period. The fifth paragraph of this section is deleted and restated as follows:

AIR rates of 3% or 4% may be available for Regular Income Payments under i4LIFE® Advantage. For i4LIFE® Advantage elections prior to November 20, 2023, AIR rates of 5% and 6% were also available, but certain states had limited the availability of 5% and 6% AIR. The higher AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments.

Regular Income Payments during the Access Period. The eleventh paragraph of this section is deleted and restated as follows:

The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:

●	the age of the Annuitant and Secondary Life, if applicable;

●	the length of the Access Period selected;

●	the frequency of the payments;

●	the AIR selected; and

●	the Individual Annuity Mortality table specified in your Contract.

Regular Income Payments during the Lifetime Income Period. The first paragraph of this section is deleted and restated as follows:

The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:

●	the age of the Annuitant and Secondary Life (if living);

●	the frequency of the Regular Income Payments;

●	the AIR selected; and

●	the Individual Annuity Mortality table specified in your Contract.

The following section is a new section, added immediately prior to the section titled “Guaranteed Income Benefit”, and applies only to new elections of i4LIFE® Advantage beginning November 20, 2023.

i4LIFE® Advantage Credit. Beginning November 20, 2023, and subject to state approval, Contractowners who elect i4LIFE® Advantage will receive a quarterly i4LIFE® Advantage Credit if they have selected a minimum Access Period that is the longer of 20 years or the difference between your age and age 85, and they maintain a minimum threshold value. The threshold values and applicable credit percentages are outlined in the chart below.

If you elect the rider at the time you purchase the contract, the first i4LIFE® Advantage Credit will apply 3 months from the Contract Date. If you elect the rider after we issue the contract, the first i4LIFE® Advantage Credit will apply 3 months from the first Regular Income Payment. Thereafter, it will apply every 3 months, if all conditions are met. The i4LIFE® Advantage Credit will end at the end of the Access Period. If the contract is terminated for any reason, including death, no further i4LIFE® Advantage Credit will be paid.

The amount of the i4LIFE® Advantage Credit is calculated on each quarterly Valuation Date by multiplying:

-	the variable Account Value on that date; by

-	the quarterly i4LIFE® Advantage Credit percentage (determined by the applicable tier).

	Tier 1	Tier 2
Minimum Threshold Value	$500,000	$1,000,000
Credit Percentage (Annually)	0.10%	0.20%
Credit Percentage (Quarterly)	0.025%	0.050%

If you elect the rider at the time you purchase the Contract, the initial threshold value equals the initial Purchase Payment. If you elect the rider after we issue the Contract, the initial threshold value equals the Account Value on the first Regular Income Payment date. The threshold value will be increased by additional Purchase Payments (qualified contracts only), which may cause your Contract to move into a Tier 1 threshold, or to move from a Tier 1 to a Tier 2 threshold and receive the applicable credit. Conversely, additional withdrawals (exclusive of i4LIFE® Advantage payments and required minimum distributions) will reduce your threshold value on a dollar-for-dollar basis, potentially dropping a Tier 2 contract to a Tier 1 contract, or to become ineligible for the credit. The i4LIFE® Advantage Credit will not be applied when the minimum threshold value is not met at the time of the quarterly evaluation.

If you shorten the Access Period so that it no longer meets the stated requirement, the i4LIFE® Advantage Credit will end. However, if you subsequently extend the Access Period to meet the requirement, the i4LIFE® Advantage Credit will resume if the minimum threshold value requirement is met.

The i4LIFE® Advantage Credit will be allocated to non-Defined Outcome Funds in proportion to the Contract Value in each variable Subaccount on the quarterly Valuation Date. If you are invested only in Defined Outcome Funds, the Credit will be added proportionally across those Define Outcome Funds. There is no additional charge to receive this i4LIFE® Advantage Credit, and in no case will the i4LIFE® Advantage Credit be less than zero. The amount of any i4LIFE® Advantage Credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued. i4LIFE® Advantage Credits are not considered Purchase Payments.

Charges and Other Deductions – Earnings Optimizer Death Benefit Charge. The first paragraph and table of this section are restated as follows:

Earnings Optimizer Death Benefit Charge. The current charge rate for the Earnings Optimizer Death Benefit is based on the oldest Contractowner’s or Annuitant’s age at the time the rider is elected, according to the following table:

Current Annual Rate
Age at Issue
All Share Classes
1-69*	0.30%
70-75	0.70%

*The current annual charge is 0.40% for contracts purchased prior to November 20, 2023.

Item 17. Portfolio Companies (N-4) [Text Block]

A new investment option will be available for election beginning December 18, 2023. As a result, the following line item will be added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To seek long-term growth of capital.	Lincoln Opportunistic Hedged Equity Fund – Service Class	1.05%[1]	N/A	N/A	N/A

[1]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

The names, principal investment strategies and investment objectives of the following funds will be changed effective November 17, 2023. There are no changes to the fees or fund performance. All other information about each fund, including the principal investment strategies, can be found in the fund’s prospectus.

CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln S&P 500 Buffer Fund Nov	Lincoln Hedged S&P 500 Fund 2: To seek long-term growth of capital.
Lincoln S&P 500 Ultra Buffer Fund Nov	Lincoln Hedged S&P 500 Conservative Fund 2: To seek long-term growth of capital.

The name, principal investment strategy and investment objective of the following fund will be changed effective December 15, 2023. There are no changes to the fee or fund performance. All other information about the fund, including the principal investment strategy, can be found in the fund’s prospectus.

CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln Nasdaq-100 Buffer Fund Dec	Lincoln Hedged Nasdaq-100 Fund 2: To seek long-term growth of capital.

The names, principal investment strategies and investment objectives of the following funds will be changed effective February 16, 2024. There are no changes to the fees or fund performance. All other information about each fund, including the principal investment strategies, can be found in the fund’s prospectus.

CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln S&P 500 Buffer Fund Feb	Lincoln Hedged S&P 500 Fund 3: To seek long-term growth of capital.
Lincoln S&P 500 Ultra Buffer Fund Feb	Lincoln Hedged S&P 500 Conservative Fund 3: To seek long-term growth of capital.

The name, principal investment strategy and investment objective of the following fund will be changed effective March 15, 2024. There are no changes to the fee or fund performance. All other information about the fund, including the principal investment strategy, can be found in the fund’s prospectus.

CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Hedged Nasdaq-100 Fund 3: To seek long-term growth of capital.

Prospectuses Available [Text Block]	A new investment option will be available for election beginning December 18, 2023. As a result, the following line item will be added to Appendix A – Funds Available Under the Contract:
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To seek long-term growth of capital.	Lincoln Opportunistic Hedged Equity Fund – Service Class	1.05%[1]	N/A	N/A	N/A

[1]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.
Lincoln Investor Advantage Pro [Member] | Lincoln Hedged Nasdaq-100 Fund 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Name [Text Block]	Lincoln Hedged Nasdaq-100 Fund 2
Lincoln Investor Advantage Pro [Member] | Lincoln Hedged Nasdaq-100 Fund 3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Name [Text Block]	Lincoln Hedged Nasdaq-100 Fund 3
Lincoln Investor Advantage Pro [Member] | Lincoln Hedged S&P 500 Conservative Fund 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Conservative Fund 2
Lincoln Investor Advantage Pro [Member] | Lincoln Hedged S&P 500 Conservative Fund 3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Conservative Fund 3
Lincoln Investor Advantage Pro [Member] | Lincoln Hedged S&P 500 Fund 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Fund 2
Lincoln Investor Advantage Pro [Member] | Lincoln Hedged S&P 500 Fund 3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Fund 3
Lincoln Investor Advantage Pro [Member] | Lincoln Opportunistic Hedged Equity Fund – Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Name [Text Block]	Lincoln Opportunistic Hedged Equity Fund – Service Class
Current Expenses [Percent]	1.05%	[1]
Earnings Optimizer Death Benefit Charge [Member] | Lincoln Investor Advantage Pro [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[2]
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	1.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.70%
Optional Benefit Expense, Footnotes [Text Block]	*The current annual charge is 0.40% for contracts purchased prior to November 20, 2023.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[2]
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	1.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.70%
Optional Benefit Expense, Footnotes [Text Block]	*The current annual charge is 0.40% for contracts purchased prior to November 20, 2023.

[1]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.
[2]	*The current annual charge is 0.40% for contracts purchased prior to November 20, 2023.